Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)
Issuer	Principal Amount (000’s omitted)	Value

General Obligation Bonds and Notes — 6.0%

Chicago, Illinois,
1.22% due 1/07/04	$12,000	$12,000,000
Iowa State School, Cash
Anticipation Program,
2.25% due 1/30/04	16,000	16,168,890
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,136,274
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,510,580
Wisconsin School
Districts Cash Flow,
2.25% due 9/23/03	32,450	32,583,851
Wisconsin School
Districts Cash Flow,
2.00% due 10/30/03	25,500	25,619,984

		101,019,579

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 13.3%

Arizona School Facilities
Board Revenue,
5.00% due 7/01/03	6,000	6,072,381
Bayonne, New Jersey,
Municipal Utilities
Authority,
2.80% due 5/07/03	13,000	13,009,029
Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04,	5,000	5,000,000
Florida State,
Board of Education,
4.00% due 6/01/03	4,280	4,304,464
Florida State,
Board of Education
Capital Outlay,
3.25% due 6/01/03	2,630	2,643,781
Indiana Board Revenue,
2.00% due 1/27/04	60,000	60,482,420
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Jacksonville, Florida,
Electric Authority
Revenue,
5.00% due 10/01/03	10,000	10,226,555
Maine Municipal,
3.00% due 11/01/03	2,475	2,505,146
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/18/03	32,965	32,965,000
Metropolitan Atlanta
Rapid Transit Authority,
Georgia,
Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,095,484
Nevada Housing Division,
AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State,
Housing and
Community Services
Department Revenue,
AMT,
1.55% due 9/25/03	9,000	9,000,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
6.375% due 7/01/03	4,120	4,269,374
Texas State University
System,
5.00% due 8/15/03	3,940	4,004,937
Texas State, University
System Financing
Revenue,
2.25% due 3/15/03	7,815	7,817,127
Utah County, Utah,
Hospital Revenue,
3.00% due 5/15/03	3,000	3,006,519
Vermont Educational and
Health Buildings Agency,
1.80% due 11/01/03	7,300	7,300,000
Washington State,
4.50% due 1/01/04	3,400	3,487,515
Washington State,
Public Power Supply,
5.00% due 7/01/03	8,770	8,864,522

		226,124,254

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — 14.9%

Acushnet, Massachusetts,
BANs,
2.50% due 8/15/03	18,193	18,278,932
Bedford, Massachusetts,
BANs,
3.00% due 5/02/03	13,000	13,021,364
Bernalillo County,
New Mexico,
BANs,
3.00% due 3/15/03	2,500	2,500,687
Gwinnett County,
Georgia, Certificates
Partnership,
8.60% due 8/01/03	5,690	5,867,092
Kentucky State,
Property and Buildings
Commonwealth,
4.60% due 9/01/03	7,400	7,518,377

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)
Issuer	Principal Amount (000’s omitted)	Value

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — (cont’d)

Maine State, BANs, 2.50% due 6/26/03	$8,370	$8,392,039
Maine State,
BANs,
2.25% due 6/30/03	23,000	23,055,574
Missouri State
Health and Educational
Facilities Authority,
RANs,
3.25% due 4/18/03	3,500	3,502,144
Montclair, New Jersey,
BANs,
2.40% due 3/07/03	3,684	3,684,322
Moorestown Township,
New Jersey,
BANs,
3.00% due 5/29/03	5,000	5,013,336
Newark, New Jersey,
BANs,
2.50% due 8/01/03	2,752	2,759,257
Newark, New Jersey,
BANs,
2.50% due 8/01/03	5,200	5,218,387
North Middlesex,
Massachusetts,
Regional School
District,
BANs,
2.50% due 10/24/03	22,520	22,655,504
Ocean City, New Jersey,
BANs,
2.625% due 5/15/03	9,250	9,262,969
Philadelphia, Pennsylvania,
TRANs,
3.00% due 6/30/03	10,000	10,047,198
Philadelphia, Pennsylvania,
School District,
TANs,
2.75% due 6/30/03	8,000	8,032,211
Plain, Ohio,
Local School District,
BANs,
2.00% due 6/04/03	7,500	7,515,783
Portland, Maine,
BANs,
2.25% due 3/05/03	2,500	2,500,088
Seattle, Washington,
Municipal Power
Revenue,
RANs,
2.50% due 11/21/03	14,000	14,106,532
Tisbury, Massachusetts,
BANs,
2.00% due 3/04/04	2,668	2,690,411
Toledo, Ohio,
City School District,
BANs,
2.00% due 7/23/03	20,250	20,321,888
Waukesha, Wisconsin,
School District,TRANs,
1.85% due 8/21/03	10,000	10,020,768
West Haven, Connecticut,
BANs,
2.00% due 1/29/04	15,130	15,251,025
Weston, Massachusetts,
BANs,
3.00% due 6/12/03	30,214	30,320,012

		251,535,900

Variable Rate Demand Notes* — 66.9%

ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965,000	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000,000	15,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000,000	2,000,000
Alachua County, Florida,
Health Facilities,
due 10/01/32	10,000,000	10,000,000
Alaska State
Housing Finance Corp.,
AMT,
due 6/01/07	16,750,000	16,750,000
Alaska State
Housing Finance Corp.,
due 6/01/37	37,870,000	37,870,000
Ascension, Louisiana,
Revenue,
AMT,
due 12/01/27	2,000,000	2,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)
Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Bell County,Texas,
Health Facilities
Development,
due 8/15/31	$17,000	$17,000,000
Berea, Kentucky,
Educational Facilities
Revenue,
due 6/01/31	8,400	8,400,000
Blount County,Tennessee,
Public Building
Authority,
due 6/01/32	10,000	10,000,000
Carbon County, Utah,
Pollution Control
Revenue,
due 11/01/24	8,565	8,565,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois,
Gas Supply Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois,
O’Hare International
Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio,
City School District,
due 6/01/10	3,900	3,900,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	31,470	31,470,000
Clarksville, Arkansas,
Industrial Development
Revenue,
AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee,
Public Building
Authority,
due 1/01/33	6,000	6,000,000
Colorado Housing and
Finance Authority,
AMT,
due 10/01/32	25,000	25,000,000
Delaware State
Economic Development
Authority Revenue,
due 12/01/15	10,880	10,880,000
Delaware State
Economic Development
Authority,
due 7/01/28	19,400	19,400,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County, Ohio,
Hospital Revenue,
due 11/01/25	13,300	13,300,000
Fulton County, Georgia,
Development Authority
Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development Authority
Revenue,
due 2/01/18	1,810	1,810,000
Georgia Municipal
Gas Authority,
due 1/01/08	45,830	45,830,000
Gwinnett County, Georgia,
Industrial Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County, Georgia,
Hospital Authority
Revenue,
due 7/01/32	10,000	10,000,000
Harris County,Texas,
Health Facilities
Development,
due 12/01/32	16,900	16,900,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Honolulu, Hawaii,
City and County,
1.30% due 12/01/13	9,825	9,825,000
Idaho Health Facilities
Authority Revenue,
due 5/01/22	3,100	3,100,000
Illinois Development
Finance Authority
Revenue,
due 6/01/29	5,000	5,000,000
Illinois Educational Facilities
Authority Revenue,
due 8/15/27	9,850	9,850,000
Illinois Health Facilities
Authority Revenue,
due 8/15/09	14,800	14,800,000
Illinois State,
due 11/01/16	10,420	10,420,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority
Revenue,
due 8/15/24	14,570	14,570,000
Kansas City, Missouri,
Industrial Development
Authority,
due 4/01/27	8,950	8,950,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)
Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Long Island Power
Authority,
due 4/01/25	$25,900	$25,900,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 2/15/17	7,600	7,600,000
Maine Health and
Higher Educational
Facilities,
due 7/01/19	2,715	2,715,000
Maine State
Housing Authority
Mortgage Purchase,
due 5/15/07	5,540	5,540,000
Massachusetts State,
due 8/01/19	21,410	21,410,000
Massachusetts State
Health and
Educational Facilities,
due 11/01/49	17,800	17,800,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,900	1,900,000
Metropolitan Government,
Nashville and
Davidson,Tennessee,
due 10/01/32	9,000	9,000,000
Metropolitan
Transportation
Authority, New York,
due 11/01/22	10,500	10,500,000
Metropolitan
Transportation
Authority, New York,
due 11/01/26	36,900	36,900,000
Michigan State,
due 9/15/08	14,000	14,000,000
Michigan State
Housing Development
Rental Revenue,
due 4/01/21	3,080	3,080,000
Minnetonka, Minnesota,
Multi-Family
Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development
Finance Board
Cultural Facilities
Revenue,
due 12/01/31	5,300	5,300,000
Missouri State,
Health and Education
Facilities Revenue,
due 7/01/18	3,300	3,300,000
Modesto, California,
High School District,
due 8/01/24	5,795	5,795,000
Montgomery County,
Maryland, Housing
Opportunities,
AMT,
due 6/01/30	27,300	27,300,000
Morristown,Tennessee,
Industrial Development
Board,
AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County,
North Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire,
Health and Education,
Facilities Authority
Revenue,
due 8/01/31	19,530	19,530,000
New Hampshire,
Health and Education,
Facilities Authority
Revenue,
due 7/01/32	4,800	4,800,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey State
Transit Corporation,
due 3/15/09	3,100	3,100,000
New York, New York,
City Transitional,
due 11/01/22	46,800	46,800,000
New York State,
due 11/15/31	11,200	11,200,000
New York State,
Local Government
Assistance,
due 4/01/24	25,000	25,000,000
Orange County, Florida,
Industrial Development
Authority,
due 1/01/11	350	350,000
Orlando Utilities,
due 7/16/03	13,000	13,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)
Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Port Arthur,Texas,
due 4/01/27	$4,500	$4,500,000
Private Colleges and
University Facilities,
Georgia,
due 11/01/35	14,745	14,745,000
Quakertown, Pennsylvania,
Hospital Authority
Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Industrial Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State
Industrial Facilities Corp.,
AMT,
due 11/01/05	1,590	1,590,000
Roswell, Georgia,
Multi-Family Housing
Authority,
due 8/01/27	2,500	2,500,000
Saint Charles Parish,
Louisiana,
Pollution Control
Revenue,
due 3/01/24	10,400	10,400,000
San Antonio,Texas,
Electric and Gas,
due 4/07/03	15,300	15,300,000
Sarasota County, Florida,
Public Hospital,
due 6/05/03	6,000	6,000,000
Seattle, Washington,
Water System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee,
Public Building Authority,
due 6/01/17	1,245	1,245,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	10,000	10,000,000
South Carolina,
Jobs Economic
Development
Authority,
due 11/01/31	17,400	17,400,000
South Carolina,
Jobs Economic
Development
Authority,
due 12/01/31	29,000	29,000,000
South Carolina,
Transportation
Infrastructure Revenue,
due 10/01/21	2,500	2,500,000
South Carolina, Public
Service Authority,
due 3/07/03	3,151	3,151,000
South Carolina, Public
Service Authority,
due 4/08/03	13,446	13,446,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee,
Housing Development
Agency,
due 7/01/04	4,500	4,500,000
Texas, Water Development
Board Revenue,
due 7/15/22	20,000	20,000,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Valdez, Alaska,
Marine Terminal
Revenue,
due 8/01/25	4,000	4,000,000
Virginia College
Building Authority,
due 9/01/07	4,985	4,985,000
Washington State,
Public Power Supply,
due 1/01/05	6,200	6,200,000
Washington State,
Public Power Supply,
due 7/01/07	9,600	9,600,000
Wyoming Building
Corporation
Revenue,
due 10/01/18	2,900	2,900,000

		1,130,536,000

Total Investments,
at Amortized Cost	101.1	1,709,215,733
Other Assets,
Less Liabilities	(1.1)	(18,856,533)

Net Assets	$100.0%	1,690,359,200

AMT — Subject to Alternative Minimum Tax

• Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,709,215,733
Cash	29,848
Interest receivable	7,165,954

Total assets	1,716,411,535

Liabilities:
Payable for investments purchased	25,753,272
Management fees payable (Note 2)	169,293
Accrued expenses and other liabilities	129,770

Total liabilities	26,052,335

Net Assets	$1,690,359,200

Represented by:
Paid-in capital for beneficial interests	$1,690,359,200

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T  O F  O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$10,867,489

Expenses
Management fees (Note 2)	$1,490,368
Custody and fund accounting fees	149,544
Legal fees	43,041
Audit fees	9,750
Trustees’ fees	7,581
Miscellaneous	15,635

Total expenses	1,715,919
Less: aggregate amount waived by the Manager (Note 2)	(581,709)

Net expenses		1,134,210

Net investment income		9,733,279
Net Realized Gain on Investments		46,976

Net Increase in Net Assets Resulting from Operations		$9,780,255

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$9,733,279	$20,053,836
Net realized gain on investments	46,976	207,412

Increase in net assets from operations	9,780,255	20,261,248

Capital Transactions:
Proceeds from contributions	2,055,612,188	3,891,253,128
Value of withdrawals	(1,840,407,988)	(3,198,518,736)

Net increase in net assets from capital transactions	215,204,200	692,734,392

Net Increase in Net Assets	224,984,455	712,995,640

Net Assets:
Beginning of year	1,465,374,745	752,379,105

End of year	$1,690,359,200	$1,465,374,745

Tax Free Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,690,359		$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15%	*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.31%	*	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23%	*	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.23%	*	1.55%	3.34%	3.63%	2.98%	3.39%

* Annualized

See notes to financial statements

Tax Free Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies  Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees  The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,490,368 of which $581,709 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager

Tax Free Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions  Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $4,714,810,253 and $4,450,881,553, respectively, for the six months ended February 28, 2003.

4. Federal Income Tax Basis of Investment Securities  The cost of investment securities owned at February 28, 2003, for federal income tax purposes, amounted to $1,709,215,733.

5. Trustee Retirement Plan  The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc.
CFS/INS TF/203
03-4646